Summary of significant accounting policies, Post-employment benefits and benefits for short-term employees (Details)	12 Months Ended
Dec. 31, 2021
Post-employment benefits and benefits for short-term employees [Abstract]
Period of service required for seniority pension entitlement	15 years
Retirement age of employee entitled to seniority pension	60 years
Defined benefits plan, pension plans for certain employees, age of individual	65 years
Minimum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	55 years
Maximum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	60 years